Investment in associates	12 Months Ended
Dec. 31, 2022
Disclosure of associates [abstract]
Investment in associates
15. Investment in associates

	2022 $m	2021 $m
Cost
At 1 January	132	136
Additions	1	4
Share of profits/(losses) a	(41)	(8)
System Fund share of losses	(1)	(2)
Dividends and distributions	(1)	–
Exchange and other adjustments	(1)	2
At 31 December	89	132
Impairment
At 1 January	(55)	(55)
Impairment reversal	2	–
At 31 December	(53)	(55)

Net book value	36	77

Analysed as:
Material associates	–	42
Other associates	36	35
	36	77

a
In 2022, comprises $42m losses presented as exceptional (note 6) and $1m share of profits from other associates. The total share of losses in the Group income statement includes a further $18m recognised as a liability within other payables (note 19).

Barclay associate
The Group held one associate investment at 31 December 2022 which had a material impact on profit for the year, a 19.9% interest in 111 East 48th Street Holdings, LLC (the ‘Barclay associate’) which owns InterContinental New York Barclay, a hotel managed by the Group. The investment is classified as an associate and equity accounted. While the Group has the ability to exercise significant influence through certain decision rights, approval rights relating to the hotel’s operating and capital budgets rest solely with the 80.1% majority member. The Group’s ability to receive cash dividends is dependent on the hotel generating sufficient income to satisfy specified owner returns. $18m was provided in 2021 in relation to settlement of a commercial dispute regarding owner returns during the pandemic.
Due to the significant trading impact of
Covid-19
and resulting restrictions in New York, the hotel was closed for most of 2020 and Spring 2021. The closure period and the significant impact on RevPAR during the recovery period resulted in an impairment charge of $13m in 2020. The recoverable amount of the investment was measured at fair value less costs of disposal, based on the Group’s share of the market value of the hotel less debt in the associate. The hotel was appraised by a professional external valuer using an income capitalisation approach which is a discounted cash flow technique that measures the present value of projected income flows (over a
10-year
period) and the property sale. Within the fair value hierarchy, this was categorised as a Level 3 fair value measurement. The external valuer assumed a return to 2019 RevPAR levels over a three- to four-year period, based on industry data specific to the New York market and supply factors in the luxury market located close to the InterContinental New York Barclay.
The 2020 impairment charge was presented net of a $4m fair value gain on a put option over part of the Group’s investment in the associate given there is an interdependency between the value of the option and the fair value of the associate investment. This fair value gain reversed in 2021.
Summarised financial information in respect of the Barclay associate is set out below:

	2022 $m	2021 $m
Non-current assets	472	485
Current assets	64	38
Current liabilities	(33)	(32)
Non-current liabilities	(250)	(246)
Net assets	253	245
Group share of reported net assets at 19.9%	50	49
Adjustments to reflect impairment, capitalised costs, and additional rights and obligations under the shareholder agreement	(8)	(7)
Effect of specially allocated expenses (note 6)	(42)	–
Carrying amount	–	42

	2022 $m	2021 $m
Revenue	106	42
Profit/(loss) from continuing operations and total comprehensive income/(loss) for the year	8	(24)
Group’s share of profit/(loss) for the year a	(42)	(5)

a	Includes specially allocated expenses and the cost of funding owner returns.
In 2020, the Group’s share of losses from the Barclay associate was $13m.
Other associates

	Associates			Joint ventures
	2022 $m	2021 $m	2020 $m	2022 $m	2021 $m	2020 $m
Profits/(losses) from continuing operations and total comprehensive income/(loss) for the year	1	(3)	(3)	–	–	2
In 2022, impairment reversal of $2m relates to an associate in the Americas region and arises due to strong trading conditions in 2022 and significantly improved industry forecasts. The recoverable amount was measured at fair value less costs of disposal, using a discounted cash flow approach that measures the present value of projected income flows (over a
10-year
period) and the property sale. The key assumptions are RevPAR growth (which is in line with the Group forecast detailed on page 157), discount rate of 9.75% and terminal capitalisation rate of 7.25%. The valuation is not significantly sensitive to changes in assumptions.
In 2020, impairment charges of $8m and $2m were recognised in relation to two associates in the Americas region and one associate which was liquidated with the corresponding charge recognised within Central costs.